Related Party Transactions - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Donations	¥ 3.5	¥ 2.8	¥ 1.2
Shanghai Dingnuo Technology Ltd
Related Party Transaction [Line Items]
Service fees paid	¥ 9.2	¥ 6.0	¥ 0.0